Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% General Mortgage Bonds, Series AR, due 2036
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 798,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,220.37
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-272025-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.